Proposed Public Offering (Details) - $ / shares		1 Months Ended
	Feb. 09, 2021	Dec. 31, 2020	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Purchase price, per share		$ 10.00	$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	34,500,000	30,000,000
Purchase price, per share	$ 10.00	$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,500,000
Number of shares issued		4,500,000
Purchase price, per share	$ 10.00